Fees Summary	Jun. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 72,644,464.26
Previously Paid Amount
Total Fee Amount	11,121.87
Total Offset Amount
Net Fee	$ 11,121.87